Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of Equity

	Authorized	Issued	Outstanding
Preferred Stock	75,000,000	—	—
Series FE Preferred Stock	1	—	—
Class A Common Stock	250,000,000	265,672	265,672
Class B Common Stock	25,000,000	3,386	3,386
Total	350,000,001	269,058	269,058

	Authorized	Issued	Outstanding
Preferred Stock	75,000,000	—	—
Series FE Preferred Stock	1	—	—
Class A Common Stock	250,000,000	51,576	51,576
Class B Common Stock	25,000,000	1,156	1,156
Total	350,000,001	52,732	52,732